42 Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Recivable	R$ 710,798	R$ 777,651	R$ 609,219
Consolidated subsidiaries [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Recivable	661,639	65,083	588,540
Unconsolidated investees [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Recivable	R$ 49,159	R$ 126,821	R$ 20,679